Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Financial Derivatives Assets (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Assets	$ 1,368,957	$ 1,248,775
Liabilities	1,112,806	1,095,154
Derivatives held for hedge accounting [member]
Disclosure of detailed information about financial instruments [line items]
Assets	86,562	51,409
Liabilities	75,615	121,378
Derivatives Held For Trading [member]
Disclosure of detailed information about financial instruments [line items]
Assets	1,282,395	1,197,366
Liabilities	$ 1,037,191	$ 973,776